Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020
Revenues	$ 93,427	$ 395,740	$ 93,427	$ 773,294
Assets	4,978,609		4,978,609		$ 3,387,055
Total property and equipment	1,639,374		1,639,374		1,770,137
United States
Revenues	93,427	$ 395,740	93,427	$ 773,294
Canada
Assets	4,978,609		4,978,609		3,387,055
Total property and equipment	$ 1,639,374		$ 1,639,374		$ 1,770,137